Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (937,151)	$ (1,055,789)	$ (335,174)	$ (488,804)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,023)	(1,215)	(1,089)	(1,461)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	11,493	77,948	30,468	44,575
Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	107,179	33,599	25,309	$ (3,161)
Airport concessions and other rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,068,156)	(1,174,504)	(394,725)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	8,756,266	8,128,715	7,337,813
Mexico [Member] | Expected credit loss [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	3,895	14,857	37,063
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	148,565	148,473	139,178
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	1,625,845	1,363,641	1,293,468
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,747,853	5,673,273	5,588,605
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	190,790	187,441	183,100
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	1,004	899	622
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	906,146	588,177	28,028
Mexico [Member] | Employee Benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	76,995	117,555	81,562
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	55,173	39,819	36,418
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(0)	(5,420)	(50,231)
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(937,151)	(1,055,789)	(335,174)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,023)	(1,215)	(1,089)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	11,493	77,948	30,468
Jamaica [Member] | Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	107,179	33,599	25,309
Jamaica [Member] | Airport concessions and other rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,068,156)	(1,174,504)	(394,725)
Jamaica [Member] | Trade Accounts Receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ 13,356	$ 8,383	$ 4,863